Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.3%
Security	Shares	Value
Aerospace & Defense — 3.0%
BAE Systems PLC	292,435	$ 6,977,679
Leonardo SpA	42,543	2,293,201
Safran SA	14,818	4,886,253
		$ 14,157,133
Banks — 8.9%
Banco Santander SA	622,088	$ 5,344,222
Barclays PLC	1,092,670	5,340,991
BNP Paribas SA	42,544	3,879,086
Citigroup, Inc.	38,037	3,564,067
Grupo Financiero Banorte SAB de CV, Class O	327,264	2,914,584
HDFC Bank Ltd.	132,053	3,030,392
KBC Group NV	33,070	3,449,329
NatWest Group PLC	289,817	2,011,787
Societe Generale SA	93,447	5,964,582
Toronto-Dominion Bank	43,627	3,177,567
Truist Financial Corp.(1)	77,134	3,371,527
		$ 42,048,134
Beverages — 0.9%
Diageo PLC	68,009	$ 1,648,371
Pernod Ricard SA	25,856	2,657,188
		$ 4,305,559
Biotechnology — 1.1%
CSL Ltd.	31,550	$ 5,457,652
		$ 5,457,652
Broadline Retail — 4.0%
Amazon.com, Inc.(1)(2)	80,177	$ 18,770,237
		$ 18,770,237
Building Products — 1.1%
Carrier Global Corp.	76,005	$ 5,215,463
		$ 5,215,463
Capital Markets — 2.2%
Charles Schwab Corp.	44,152	$ 4,314,975
London Stock Exchange Group PLC	22,310	2,719,477
State Street Corp.	30,654	3,425,584
		$ 10,460,036
Security	Shares	Value
Chemicals — 1.2%
Sika AG	23,860	$ 5,630,471
		$ 5,630,471
Consumer Finance — 0.7%
Capital One Financial Corp.(1)	16,332	$ 3,511,380
		$ 3,511,380
Consumer Staples Distribution & Retail — 0.5%
U.S. Foods Holding Corp.(2)	30,037	$ 2,502,983
		$ 2,502,983
Diversified Telecommunication Services — 1.3%
Zegona Communications PLC(2)	548,265	$ 6,417,226
		$ 6,417,226
Electric Utilities — 1.9%
Iberdrola SA	181,647	$ 3,192,686
NextEra Energy, Inc.(1)	79,437	5,644,793
		$ 8,837,479
Electrical Equipment — 1.9%
AMETEK, Inc.	29,537	$ 5,459,914
Schneider Electric SE	14,079	3,643,550
		$ 9,103,464
Electronic Equipment, Instruments & Components — 1.5%
Halma PLC	66,407	$ 2,841,456
Keyence Corp.	11,807	4,270,961
		$ 7,112,417
Energy Equipment & Services — 0.7%
Baker Hughes Co.	72,225	$ 3,253,736
		$ 3,253,736
Entertainment — 1.6%
Walt Disney Co.	64,228	$ 7,650,197
		$ 7,650,197
Financial Services — 3.5%
Global Payments, Inc.	41,805	$ 3,342,310
ORIX Corp.	151,559	3,404,476
Visa, Inc., Class A(1)	17,340	5,990,450
Voya Financial, Inc.(1)	55,884	3,911,880
		$ 16,649,116

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.4%
Nestle SA	74,874	$ 6,542,270
		$ 6,542,270
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	25,466	$ 3,213,555
Alcon AG	22,815	2,000,145
Boston Scientific Corp.(1)(2)	37,007	3,882,774
Coloplast AS, Class B	26,987	2,464,777
Intuitive Surgical, Inc.(2)	7,966	3,832,363
Straumann Holding AG	18,990	2,313,739
		$ 17,707,353
Health Care Providers & Services — 0.6%
Amplifon SpA	162,968	$ 2,743,388
		$ 2,743,388
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	135,280	$ 2,291,643
		$ 2,291,643
Hotels, Restaurants & Leisure — 5.7%
Amadeus IT Group SA	45,148	$ 3,625,102
Aramark	155,052	6,599,013
Compass Group PLC	258,434	9,081,232
InterContinental Hotels Group PLC	33,808	3,889,276
Marriott International, Inc., Class A(1)	15,209	4,012,591
		$ 27,207,214
Household Products — 1.1%
Reckitt Benckiser Group PLC	67,270	$ 5,041,601
		$ 5,041,601
Industrial Conglomerates — 1.0%
Siemens AG	17,945	$ 4,570,648
		$ 4,570,648
Insurance — 4.3%
AIA Group Ltd.	379,288	$ 3,536,544
Allstate Corp.	16,357	3,324,560
American International Group, Inc.	73,681	5,719,856
Prudential PLC	330,884	4,197,653
RenaissanceRe Holdings Ltd.	14,818	3,611,740
		$ 20,390,353
Security	Shares	Value
Interactive Media & Services — 4.2%
Alphabet, Inc., Class C(1)	102,601	$ 19,787,629
		$ 19,787,629
Life Sciences Tools & Services — 0.9%
Danaher Corp.	22,227	$ 4,382,275
		$ 4,382,275
Machinery — 2.7%
IDEX Corp.	24,885	$ 4,068,946
Ingersoll Rand, Inc.	42,935	3,633,589
Parker-Hannifin Corp.	7,172	5,249,187
		$ 12,951,722
Metals & Mining — 0.9%
Anglo American PLC	82,090	$ 2,309,856
Rio Tinto Ltd.	28,116	1,999,551
		$ 4,309,407
Multi-Utilities — 0.3%
CMS Energy Corp.	22,424	$ 1,654,891
		$ 1,654,891
Oil, Gas & Consumable Fuels — 3.1%
EOG Resources, Inc.	38,276	$ 4,593,886
EQT Corp.	80,568	4,330,530
Exxon Mobil Corp.(1)	52,452	5,855,741
		$ 14,780,157
Personal Care Products — 0.8%
L'Oreal Prime De Fidelite(2)	3,480	$ 1,539,841
L'Oreal SA	4,877	2,157,989
		$ 3,697,830
Pharmaceuticals — 5.3%
AstraZeneca PLC	63,447	$ 9,256,386
Eli Lilly & Co.	7,214	5,338,865
Novo Nordisk AS, Class B	81,349	3,783,377
Zoetis, Inc.	45,976	6,702,841
		$ 25,081,469
Professional Services — 1.6%
Recruit Holdings Co. Ltd.	53,120	$ 3,151,669
RELX PLC	52,842	2,745,727
Verisk Analytics, Inc.	5,713	1,592,270
		$ 7,489,666

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 0.7%
Invitation Homes, Inc.	109,813	$ 3,365,768
		$ 3,365,768
Semiconductors & Semiconductor Equipment — 12.3%
ASML Holding NV	11,289	$ 7,824,100
Broadcom, Inc.	26,987	7,926,082
Infineon Technologies AG	90,135	3,540,784
Micron Technology, Inc.	55,102	6,013,832
NVIDIA Corp.(1)	144,617	25,723,026
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,544	3,514,121
Tokyo Electron Ltd.	23,170	3,683,536
		$ 58,225,481
Software — 8.0%
Adobe, Inc.(1)(2)	13,298	$ 4,756,562
Intuit, Inc.	6,019	4,725,697
Microsoft Corp.(1)	47,417	25,296,970
Salesforce, Inc.	12,906	3,334,007
		$ 38,113,236
Specialty Retail — 0.6%
TJX Cos., Inc.	22,894	$ 2,850,990
		$ 2,850,990
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	52,452	$ 10,887,462
		$ 10,887,462
Textiles, Apparel & Luxury Goods — 1.4%
Cie Financiere Richemont SA, Class A	22,815	$ 3,725,146
LVMH Moet Hennessy Louis Vuitton SE	5,692	3,055,533
		$ 6,780,679
Trading Companies & Distributors — 0.9%
IMCD NV	37,198	$ 4,077,298
		$ 4,077,298
Total Common Stocks (identified cost $331,355,415)		$ 476,013,113

Corporate Bonds — 18.1%
Security	Principal Amount (000's omitted)	Value
Banks — 11.3%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(3)(4)	$1,400	$ 1,391,060
9.375% to 3/19/29(3)(4)	800	889,568
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	600	645,264
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	1,480	1,484,362
7.625% to 1/10/28(3)(4)(5)	380	383,889
8.375% to 5/20/31(3)(4)(5)	375	383,554
Banco Santander SA, 9.625% to 5/21/33(3)(4)	2,200	2,603,858
Bank of America Corp., Series TT, 6.125% to 4/27/27(3)(4)	292	295,264
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	2,723	2,855,485
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(4)	2,697	2,881,782
Barclays PLC:
8.00% to 3/15/29(3)(4)	450	478,054
9.625% to 12/15/29(3)(4)	1,500	1,698,120
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(4)(5)	400	426,713
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	462	415,007
7.75% to 8/16/29(3)(4)(5)	945	1,001,868
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	1,415	1,431,272
Citigroup, Inc.:
6.875% to 8/15/30(3)(4)	475	480,225
6.95% to 2/15/30(3)(4)	1,440	1,455,267
Series W, 4.00% to 12/10/25(3)(4)	1,532	1,525,602
CoBank ACB, 7.25% to 7/1/29(3)(4)	925	953,318
Deutsche Bank AG, 6.00% to 10/30/25(3)(4)	1,200	1,198,291
HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)	1,735	1,603,683
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	1,425	1,463,287
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	1,720	1,860,004
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	2,904	2,863,040
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	371	330,487
8.125% to 11/10/33(3)(4)	1,030	1,131,034
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(3)(4)	925	937,310
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(4)	1,790	1,865,889

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	$2,031	$ 1,886,404
10.00% to 11/14/28(3)(4)(5)	550	607,683
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	920	956,308
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(3)(4)	1,425	1,451,659
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	1,800	1,911,375
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	2,940	3,106,369
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	1,239	1,222,622
UBS Group AG:
6.85% to 9/10/29(3)(4)(5)	1,750	1,793,620
9.25% to 11/13/33(3)(4)(5)	1,080	1,268,679
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	2,404	2,383,074
		$ 53,520,350
Capital Markets — 0.5%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$2,780	$ 2,543,587
		$ 2,543,587
Construction Materials — 0.2%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$883	$ 902,603
		$ 902,603
Diversified Financial Services — 1.2%
Air Lease Corp., 6.00% to 9/24/29(3)(4)	$1,392	$ 1,370,886
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	1,901	1,848,723
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(4)	950	918,277
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(3)(4)	373	365,555
Series W, 7.50% to 2/10/29(3)(4)	975	1,032,285
		$ 5,535,726
Electric Utilities — 0.8%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$700	$ 686,079
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(4)	940	970,192
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	970	979,443
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(4)	929	955,449
		$ 3,591,163
Security	Principal Amount (000's omitted)	Value
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$566	$ 551,201
		$ 551,201
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(3)(5)	$2,085	$ 1,999,056
		$ 1,999,056
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$1,039	$ 1,009,690
		$ 1,009,690
Insurance — 1.8%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$1,200	$ 1,186,534
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(4)	810	799,262
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(4)	1,409	1,439,799
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(4)(5)	1,817	1,903,317
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	2,622	2,552,063
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(4)(5)	875	916,522
		$ 8,797,497
Oil and Gas — 0.5%
BP Capital Markets PLC, 6.125% to 3/18/35(3)(4)	$1,375	$ 1,382,438
Petroleos Mexicanos, 6.50%, 3/13/27	1,025	1,026,045
		$ 2,408,483
Pipelines — 0.5%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$2,218	$ 2,363,807
		$ 2,363,807
Telecommunications — 0.6%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(4)	$725	$ 739,437
Rogers Communications, Inc., 7.125% to 2/14/35, 4/15/55(4)	800	819,051
TELUS Corp., 7.00% to 7/15/35, 10/15/55(4)	1,410	1,431,033
		$ 2,989,521
Total Corporate Bonds (identified cost $83,168,817)		$ 86,212,684

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 1.7%
Security	Shares	Value
Banks — 0.2%
Citizens Financial Group, Inc., Series H, 7.375%	6,337	$ 167,740
KeyCorp, Series H, 6.20% to 12/15/27(4)	23,101	575,677
		$ 743,417
Capital Markets — 0.4%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,505,663
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(4)	17,200	444,104
		$ 1,949,767
Electric Utilities — 0.3%
Brookfield BRP Holdings Canada, Inc., 7.25%	28,000	$ 688,800
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	4,932	117,628
SCE Trust V, Series K, 5.45% to 3/15/26(4)	27,041	639,250
		$ 1,445,678
Insurance — 0.6%
American National Group, Inc.:
7.375%	35,700	$ 903,210
Series B, 6.625% to 9/1/25(4)	57,741	1,460,847
Aspen Insurance Holdings Ltd., 7.00%	19,000	469,300
		$ 2,833,357
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp.:
5.50%	33,725	$ 747,684
6.25%	11,275	288,076
		$ 1,035,760
Total Preferred Stocks (identified cost $8,232,784)		$ 8,007,979

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(2)(7)	$449,273	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(8)	4,984,730	$ 4,984,730
Total Short-Term Investments (identified cost $4,984,730)		$ 4,984,730
Total Investments — 121.2%(9) (identified cost $427,741,746)		$ 575,218,506
Other Assets, Less Liabilities — (21.2)%		$(100,609,185)
Net Assets — 100.0%		$ 474,609,321
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2025 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2025 was $81,907,068 and the total market value of the collateral received by State Street Bank and Trust Company was $83,912,422 comprised of cash.
(2)	Non-income producing security.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $21,605,861 or 4.6% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $3,771,379 or 0.8% of the Fund's net assets.
(7)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(9)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	59.0%	$339,290,332
United Kingdom	11.0	63,212,587
France	4.9	28,051,434
Canada	4.2	24,267,902
Spain	3.0	17,046,496
Japan	2.9	16,878,823
Switzerland	2.6	14,731,655
Netherlands	2.4	13,761,402
Germany	1.8	10,496,257
Hong Kong	1.3	7,734,197
Mexico	1.3	7,521,750
Denmark	1.1	6,248,154
Italy	0.9	5,036,589
Bermuda	0.7	4,081,040
Taiwan	0.6	3,514,121
Belgium	0.6	3,449,329
India	0.5	3,030,392
South Africa	0.4	2,309,856
Australia	0.4	1,999,551
Sweden	0.3	1,911,375
Chile	0.1	645,264
Total Investments	100.0%	$575,218,506
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at July 31, 2025.
Affiliated Investments
 At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,984,730, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,326,331	$128,215,896	$(126,557,497)	$ —	$ —	$4,984,730	$132,895	4,984,730
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 27,437,826	$ 6,417,226	$ —	$ 33,855,052
Consumer Discretionary	32,232,831	23,376,289	—	55,609,120
Consumer Staples	2,502,983	19,587,260	—	22,090,243
Energy	18,033,893	—	—	18,033,893
Financials	50,180,480	42,878,539	—	93,059,019
Health Care	27,352,673	28,019,464	—	55,372,137
Industrials	25,219,369	32,346,025	—	57,565,394
Information Technology	92,177,759	22,160,837	—	114,338,596
Materials	—	9,939,878	—	9,939,878
Real Estate	5,657,411	—	—	5,657,411
Utilities	7,299,684	3,192,686	—	10,492,370
Total Common Stocks	$288,094,909	$187,918,204**	$ —	$476,013,113
Corporate Bonds	$ —	$ 86,212,684	$ —	$ 86,212,684
Preferred Stocks:
Communication Services	1,035,760	—	—	1,035,760
Financials	5,526,541	—	—	5,526,541
Utilities	1,445,678	—	—	1,445,678
Total Preferred Stocks	$ 8,007,979	$ —	$ —	$ 8,007,979
Miscellaneous	$ —	$ —	$0	$ 0
Short-Term Investments	4,984,730	—	—	4,984,730
Total Investments	$301,087,618	$274,130,888	$0	$575,218,506
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.